CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating activities
Loss before income taxes	$ (337,769)	$ (135,432)	$ 18,734
Loss before income taxes, from discontinued operations	(82,020)	(120,452)	(105,247)
Adjustments for:
Mining interests impairment charge	398,821	228,000	104,000
Depreciation and depletion	29,703	63,329	77,238
Share-based compensation expense	4,875	8,586	8,938
Payments made under the Phantom Share Unit Plan	0	(377)	(4,245)
Mark-to-market gain on convertible debentures	(4,875)	(9,000)	(13,500)
Mark-to-market gain on warrant liability	(1,022)	(3,610)	0
Write-down of inventory	0	1,040	3,048
Unrealized foreign exchange loss (gain)	5,329	2,390	(4,743)
Taxes paid	(4,027)	(29,625)	(15,104)
Other	2,199	975	(1,007)
Other adjustments
Transaction costs (disclosed in financing activities)	0	232	3,651
Finance income (disclosed in investing activities)	(41)	(88)	(111)
Finance expense	11,460	9,299	11,514
Operating cash flow before working capital changes	22,633	15,267	83,166
Changes in non-cash working capital	(82)	(2,158)	(1,537)
Cash provided by operating activities	22,551	13,109	81,629
Investing activities
Expenditures on mining interests - San Dimas	(22,410)	(37,446)	(62,695)
Expenditures on mining interests - Black Fox	(13,235)	(29,956)	(33,880)
Expenditures on mining interests - Other	(206)	(271)	(3,147)
Proceeds from dispositions, net	40,369	0	0
Cash provided by (used in) investing activities	4,518	(67,673)	(99,722)
Financing activities
Proceeds from equity offering	0	39,958	0
Transaction costs on equity offering	0	(2,464)	0
Net (repayment)/drawdown on revolving credit facility	(19,799)	50,000	(40,000)
Repayment of convertible debenture	0	(48,116)	0
Payments on capital leases	(1,116)	(4,497)	(5,715)
Funds released from reclamation bond	4,799	1,564	9,846
Interest paid	(9,954)	(7,493)	(6,267)
Proceeds from exercise of options	0	0	828
Proceeds from issuance of flow-through shares	0	0	4,340
Issuance of convertible debt	0	0	75,000
Transaction costs on issuance of convertible debt	0	0	(3,651)
Cash (used in) provided by financing activites	(26,070)	28,952	34,381
Effect of foreign exchange rate changes on cash	92	(114)	1,924
Increase (decrease) in cash	1,091	(25,726)	18,212
Cash, beginning of year	19,875	45,601	27,389
Cash, end of year	$ 20,966	$ 19,875	$ 45,601